Revenue from Contracts with Customers (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Performance Obligation [Abstract]
Revenue, payment period	30 days		30 days
Contract with customer, liability, revenue recognized	$ 6,665	$ 1,300	$ 11,900	$ 10,400
Revenue, remaining performance obligation, amount	$ 30,500		$ 33,200
Revenue, remaining performance obligation, percentage			90.00%
Revenue, practical expedient, original expected duration	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, percentage	96.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period			1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period			1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period			1 year
Minimum [Member]
Revenue, Performance Obligation [Abstract]
Revenue, initial performance obligation, percentage	25.00%		25.00%
Maximum [Member]
Revenue, Performance Obligation [Abstract]
Revenue, initial performance obligation, percentage	100.00%			100.00%